Principal Accounting Policies (Details) - Schedule of Percentage of the Group’s accounts payable - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Principal Accounting Policies (Details) - Schedule of Percentage of the Group’s accounts payable [Line Items]
Accounts Payable Amount	¥ 672,725
Accounts Payable Percentage	23.00%
Supplier B [Member]
Principal Accounting Policies (Details) - Schedule of Percentage of the Group’s accounts payable [Line Items]
Accounts Payable Amount	¥ 581,477
Accounts Payable Percentage	19.90%
Supplier C [Member]
Principal Accounting Policies (Details) - Schedule of Percentage of the Group’s accounts payable [Line Items]
Accounts Payable Amount	¥ 399,956
Accounts Payable Percentage	13.70%